Analysis of Revenue by Segment - Summary of Analysis of Revenue by Segment (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Reportable Segments [Line Items]
Revenue	[1]	£ 12,271	£ 12,170	£ 25,877
Adjusted revenue for adjusting items
Reportable Segments [Line Items]
Revenue		12,271	12,139
Adjusting Items
Reportable Segments [Line Items]
Revenue			(31)
Exchange
Reportable Segments [Line Items]
Revenue		163
Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		12,434
US | Reported
Reportable Segments [Line Items]
Revenue		5,619	4,989
US | Adjusted revenue for adjusting items
Reportable Segments [Line Items]
Revenue		5,619	4,989
US | Exchange
Reportable Segments [Line Items]
Revenue		(146)
US | Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		5,473
APME | Reported
Reportable Segments [Line Items]
Revenue		2,137	2,405
APME | Adjusted revenue for adjusting items
Reportable Segments [Line Items]
Revenue		2,137	2,405
APME | Exchange
Reportable Segments [Line Items]
Revenue		15
APME | Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		2,152
AMSSA | Reported
Reportable Segments [Line Items]
Revenue		1,749	2,015
AMSSA | Adjusted revenue for adjusting items
Reportable Segments [Line Items]
Revenue		1,749	2,015
AMSSA | Exchange
Reportable Segments [Line Items]
Revenue		248
AMSSA | Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		1,997
ENA | Reported
Reportable Segments [Line Items]
Revenue		2,766	2,761
ENA | Adjusted revenue for adjusting items
Reportable Segments [Line Items]
Revenue		2,766	2,730
ENA | Adjusting Items
Reportable Segments [Line Items]
Revenue			(31)
ENA | Exchange
Reportable Segments [Line Items]
Revenue		46
ENA | Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		2,812
Total regions
Reportable Segments [Line Items]
Revenue		£ 12,271	£ 12,170

[1]	Revenue is net of duty, excise and other taxes of £18,415 million and £18,607 million for the six-months ended 30 June 2020 and 2019 respectively, and £39,826 million for the year ended 31 December 2019.